Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of balances to related parties	Outstanding balances to related parties split
on SDFI and other related parties are presented in the
below table. All related party transactions are carried
out on market terms.

At 31 December 2025	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	425	1,648	2,073
Trade and other receivables	123	80	10,616	10,819
Current prepayments and financial receivables		—	3,885	3,885

Liabilities
Non-current provisions and other liabilities	170	—	14,544	14,715
Trade and other payables	1,356	99	8,245	9,700
Current provisions and other liabilities			3,299	3,299
Current finance debt	131	21	3,895	4,047

At 31 December 2024	Norwegian State's Direct Financial Interests	Equity accounted companies and other related parties	Third parties	Total amount
(in USD million)

Assets
Non-current prepayments and financial receivables	—	294	1,085	1,379
Trade and other receivables	229	106	13,255	13,590
Current prepayments and financial receivables1)		5	6,079	6,084

Liabilities
Non-current provisions and other liabilities	274	—	12,652	12,927
Trade and other payables	1,547	46	9,517	11,110
Current provisions and other liabilities			2,384	2,384
Current finance debt	257	—	6,966	7,223
1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.